LEASES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	$ 37,061	$ 29,338
Right-of-use assets	25,915	18,273	$ 8,273
Offices
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	21,381	18,513
Right-of-use assets	11,027	7,753	5,424
Data center
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	15,680	10,825
Right-of-use assets	$ 14,888	$ 10,520	$ 2,849